Operating Leases (Details) - Schedule of future minimum lease payments - Kyle's [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases (Details) - Schedule of future minimum lease payments [Line Items]
2021 (remainder of year)	$ 69,524
2022	167,973
2023	171,282
2024	175,529
2025	148,416
2026	52,558
Total lease payments	785,282
Less imputed interest	(85,907)	$ (49,286)
Maturities of lease liabilities	$ 699,375